UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [   ] is a restatement.
                          [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green               Valhalla, New York                  7/10/06
----------------------               ------------------                 --------
     [Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              126

Form 13F Information Table Value Total:              $1,158,743,048 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
1        28-11493                           Green & Smith Investment Management
                                            L.L.C.

FORM 13F
Westchester Capital Management, Inc.
June 30, 2006



ITEM 1                                  ITEM 2       ITEM 3   ITEM 4           ITEM 5            ITEM 6    ITEM 7       ITEM 8
--------------------------------        ------       ------   ------           ------            ------    ------       ------
                                                               FAIR                                                 VOTING AUTHORITY
                                      TITLE OF                MARKET    SHRS OR     SH/  PUT/  INVESTMENT  OTHER    ----------------
 NAME OF ISSUER                        CLASS        CUSIP      VALUE     PRN AMT    PRN  CALL  DISCRETION  MANAGER  SOLE  SHARE NONE
Equities
COMMON STOCK
ADC Telecommuncations, Inc.         COMMON STOCK   000886309      438,360     26,000   SH       (b) Shared     1   (a) Sole
American Retirement Corporation     COMMON STOCK   028913101   27,028,696    824,800   SH       (a) Sole           (a) Sole
American Retirement Corporation     COMMON STOCK   028913101    2,244,745     68,500   SH       (b) Shared     1   (a) Sole
Andrx Corp.                         COMMON STOCK   034553107   26,745,630  1,153,326   SH       (a) Sole           (a) Sole
Andrx Corp.                         COMMON STOCK   034553107    2,868,603    123,700   SH       (b) Shared     1   (a) Sole
ARAMARK Corporation                 COMMON STOCK   038521100    3,632,167    109,700   SH       (a) Sole           (a) Sole
ARAMARKCorporation                  COMMON STOCK   038521100    1,059,520     32,000   SH       (b) Shared     1   (a) Sole
Aztar Corporation                   COMMON STOCK   054802103      192,252      3,700   SH       (a) Sole           (a) Sole
Aztar Corporation                   COMMON STOCK   054802103      504,012      9,700   SH       (b) Shared     1   (a) Sole
BellSouth Corporation               COMMON STOCK   079860102       76,020      2,100   SH       (a) Sole           (a) Sole
BellSouth Corporation               COMMON STOCK   079860102    1,371,980     37,900   SH       (b) Shared     1   (a) Sole
CarrAmerica Realty Corporation      COMMON STOCK   144418100   26,257,770    589,400   SH       (a) Sole           (a) Sole
CarrAmerica Realty Corporation      COMMON STOCK   144418100    2,169,585     48,700   SH       (b) Shared     1   (a) Sole
Commercial Capital Bancorp, Inc.    COMMON STOCK   20162L105    5,167,575    328,100   SH       (a) Sole           (a) Sole
Commercial Capital Bancorp, Inc.    COMMON STOCK   20162L105      882,000     56,000   SH       (b) Shared     1   (a) Sole
Computer Sciences Corporation       COMMON STOCK   205363104   14,154,168    292,200   SH       (a) Sole           (a) Sole
Computer Sciences Corporation       COMMON STOCK   205363104      382,676      7,900   SH       (b) Shared     1   (a) Sole
Constellation Energy Group          COMMON STOCK   210371100   31,918,734    585,450   SH       (a) Sole           (a) Sole
Constellation Energy Group          COMMON STOCK   210371100    3,273,926     60,050   SH       (b) Shared     1   (a) Sole
Diagnostic Products Corporation     COMMON STOCK   252450101       63,987      1,100   SH       (a) Sole           (a) Sole
Diagnostic Products Corporation     COMMON STOCK   252450101      657,321     11,300   SH       (b) Shared     1   (a) Sole
Emdeon Corporation                  COMMON STOCK   290849108   14,963,581  1,205,768   SH       (a) Sole           (a) Sole
Emdeon Corporation                  COMMON STOCK   290849108    2,651,260    213,639   SH       (b) Shared     1   (a) Sole
Falconbridge Limited                COMMON STOCK   306104100   27,248,267    517,300   SH       (a) Sole           (a) Sole
Falconbridge Limited                COMMON STOCK   306104100    2,338,726     44,400   SH       (b) Shared     1   (a) Sole
Fidelity National Title Group, Inc. COMMON STOCK   31620R105       59,993      3,050   SH       (a) Sole           (a) Sole
Fidelity National Title Group, Inc. COMMON STOCK   31620R105        6,884        350   SH       (b) Shared     1   (a) Sole
Fidelity National Financial, Inc.   COMMON STOCK   316326107    8,012,015    205,700   SH       (a) Sole           (a) Sole
Fidelity National Financial, Inc.   COMMON STOCK   316326107    2,247,415     57,700   SH       (b) Shared     1   (a) Sole
Golden West Financial               COMMON STOCK   381317106   38,029,132    512,522   SH       (a) Sole           (a) Sole
Corporation
Golden West Financial               COMMON STOCK   381317106    2,916,060     39,300   SH       (b) Shared     1   (a) Sole
Corporation
GTECH Holdings Corporation          COMMON STOCK   400518106   31,879,348    916,600   SH       (a) Sole           (a) Sole
GTECH Holdings Corporation          COMMON STOCK   400518106    3,387,572     97,400   SH       (b) Shared     1   (a) Sole
The Houston Exploration             COMMON STOCK   442120101   12,268,595    200,500   SH       (a) Sole           (a) Sole
Company
The Houston Exploration             COMMON STOCK   442120101    2,875,930     47,000   SH       (b) Shared     1   (a) Sole
Company
Identix Incorporated                COMMON STOCK   451906101    4,869,171    696,591   SH       (a) Sole           (a) Sole
Identix Incorporated                COMMON STOCK   451906101    2,804,094    401,158   SH       (b) Shared     1   (a) Sole
IMAX Corporation                    COMMON STOCK   45245E109    9,750,188  1,064,431   SH       (a) Sole           (a) Sole
IMAX Corporation                    COMMON STOCK   45245E109    1,343,937    146,718   SH       (b) Shared     1   (a) Sole
Inco Limited                        COMMON STOCK   453258402   32,014,220    485,800   SH       (a) Sole           (a) Sole
Inco Limited                        COMMON STOCK   453258402    5,878,280     89,200   SH       (b) Shared     1   (a) Sole
Instinet Group                      COMMON STOCK   457750107   24,480,599  4,811,344   SH       (a) Sole           (a) Sole
Incorporated
Instinet Group Incorporated         COMMON STOCK   457750107    6,925,082  1,361,035   SH       (b) Shared     1   (a) Sole
Jones Apparel Group, Inc.           COMMON STOCK   480074103   16,780,860    527,866   SH       (a) Sole           (a) Sole


ITEM 1                                  ITEM 2       ITEM 3   ITEM 4           ITEM 5            ITEM 6    ITEM 7       ITEM 8
--------------------------------        ------       ------   ------           ------            ------    ------       ------
                                                               FAIR                                                 VOTING AUTHORITY
                                      TITLE OF                MARKET    SHRS OR     SH/  PUT/  INVESTMENT  OTHER    ----------------
 NAME OF ISSUER                        CLASS        CUSIP      VALUE     PRN AMT    PRN  CALL  DISCRETION  MANAGER  SOLE  SHARE NONE
Jones Apparel Group, Inc.           COMMON STOCK   480074103    2,033,765     63,975   SH       (b) Shared     1   (a) Sole
Kerr-McGee Corporation              COMMON STOCK   492386107   52,733,740    760,400   SH       (a) Sole           (a) Sole
Kerr-McGee Corporation              COMMON STOCK   492386107    4,618,710     66,600   SH       (b) Shared     1   (a) Sole
KeySpan Corporation                 COMMON STOCK   49337W100   24,478,360    605,900   SH       (a) Sole           (a) Sole
KeySpan Corporation                 COMMON STOCK   49337W100      884,760     21,900   SH       (b) Shared     1   (a) Sole
Kinder Morgan, Inc.                 COMMON STOCK   49455P101   71,676,069    717,550   SH       (a) Sole           (a) Sole
Kinder Morgan, Inc.                 COMMON STOCK   49455P101    8,625,501     86,350   SH       (b) Shared     1   (a) Sole
L-3 Communications Holdings,        COMMON STOCK   502424104   43,585,218    577,900   SH       (a) Sole           (a) Sole
Inc.
L-3 Communications Holdings, Inc.   COMMON STOCK   502424104    5,324,652     70,600   SH       (b) Shared     1   (a) Sole
Laserscope                          COMMON STOCK   518081104      410,944     13,338   SH       (b) Shared     1   (a) Sole
Liberty Media - Interactive A       COMMON STOCK   53071M104    4,925,141    285,350   SH       (a) Sole           (a) Sole
Liberty Media - Interactive A       COMMON STOCK   53071M104      900,109     52,150   SH       (b) Shared     1   (a) Sole
Liberty Media Holdings - Cap.       COMMON STOCK   53071M302    4,780,754     57,070   SH       (a) Sole           (a) Sole
 Series A
Liberty Media Holdings - Cap Series COMMON STOCK   53071M302      873,721     10,430   SH       (b) Shared     1   (a) Sole
 A
Lin TV Corp.                        COMMON STOCK   532774106    7,621,347  1,009,450   SH       (a) Sole           (a) Sole
Lin TV Corp.                        COMMON STOCK   532774106    1,079,272    142,950   SH       (b) Shared     1   (a) Sole
Lucent Technologies, Inc.           COMMON STOCK   549463107      242,000    100,000   SH       (a) Sole           (a) Sole
Maverick Tube Corporation           COMMON STOCK   577914104   33,636,037    532,300   SH       (a) Sole           (a) Sole
Maverick Tube Corporation           COMMON STOCK   577914104    2,843,550     45,000   SH       (b) Shared     1   (a) Sole
Portugal Telecom, SGPS,S.A.         COMMON STOCK   5817186     22,245,053  1,842,357   SH       (a) Sole           (a) Sole
Portugal Telecom, SGPS,S.A.         COMMON STOCK   5817186      2,442,702    202,307   SH       (b) Shared     1   (a) Sole
Mittal Steel Company N.V.           COMMON STOCK   60684P101    3,270,382    105,700   SH       (a) Sole           (a) Sole
Mittal Steel Company N.V.           COMMON STOCK   60684P101      146,347      4,730   SH       (b) Shared     1   (a) Sole
NYSE Group Inc.                     COMMON STOCK   62949W103    4,012,101     60,725   SH       (a) Sole           (a) Sole
NYSE Group Inc.                     COMMON STOCK   62949W103      844,044     12,775   SH       (b) Shared     1   (a) Sole
NextWave Telecom,  Inc.             COMMON STOCK   653ESC996       20,000     20,000   SH       (b) Shared     1   (a) Sole
Class B Escrow
North Fork Bancorporation,          COMMON STOCK   659424105      775,369     25,700   SH       (a) Sole           (a) Sole
Inc.
NorthWestern Corporation            COMMON STOCK   668074305   20,100,383    585,164   SH       (a) Sole           (a) Sole
NorthWestern Corporation            COMMON STOCK   668074305    2,184,660     63,600   SH       (b) Shared     1   (a) Sole
PanAmSat Holding Corp.              COMMON STOCK   69831Y105   35,458,311  1,418,900   SH       (a) Sole           (a) Sole
PanAmSat Holding Corp.              COMMON STOCK   69831Y105    3,491,103    139,700   SH       (b) Shared     1   (a) Sole
Euronext NV                         COMMON STOCK   7153770     11,963,061    127,600   SH       (a) Sole           (a) Sole
Euronext NV                         COMMON STOCK   7153770        952,638     10,161   SH       (b) Shared     1   (a) Sole
Arcelor                             COMMON STOCK   7281875      6,999,348    145,000   SH       (a) Sole           (a) Sole
Arcelor                             COMMON STOCK   7281875      6,455,233    133,728   SH       (b) Shared     1   (a) Sole
Price Communications                COMMON STOCK   741437305   72,599,274  4,283,143   SH       (a) Sole           (a) Sole
Corporation
Price Communications                COMMON STOCK   741437305    9,446,388    557,309   SH       (b) Shared     1   (a) Sole
Corporation
Public Service Enterprise           COMMON STOCK   744573106   18,024,312    272,600   SH       (a) Sole           (a) Sole
Group Inc.
Public Service Enterprise           COMMON STOCK   744573106    2,307,588     34,900   SH       (b) Shared     1   (a) Sole
Group Inc.
Texas Regional Bancshares, Inc.     COMMON STOCK   882673106   27,575,310    727,197   SH       (a) Sole           (a) Sole
Texas Regional Bancshares, Inc.     COMMON STOCK   882673106    2,278,992     60,100   SH       (b) Shared     1   (a) Sole
TransMontaigne Inc.                 COMMON STOCK   893934109    3,032,865    270,550   SH       (a) Sole           (a) Sole
TransMontaigne Inc.                 COMMON STOCK   893934109    2,305,336    205,650   SH       (b) Shared     1   (a) Sole
Trizec Canada, Inc.                 COMMON STOCK   896874104    9,101,160    297,500   SH       (a) Sole           (a) Sole
Trizec Canada, Inc.                 COMMON STOCK   896874104    3,839,313    125,500   SH       (b) Shared     1   (a) Sole
Trizec Properties, Inc.             COMMON STOCK   89687P107   21,021,760    734,000   SH       (a) Sole           (a) Sole
Tronox Incorporated Class B         COMMON STOCK   897051207       39,510      3,000   SH       (a) Sole           (a) Sole
Tronox Incorporated Class B         COMMON STOCK   897051207      618,990     47,000   SH       (b) Shared     1   (a) Sole
Univision Communications            COMMON STOCK   914906102   35,778,000  1,068,000   SH       (a) Sole           (a) Sole
Inc.
Univision Communications            COMMON STOCK   914906102    4,659,850    139,100   SH       (b) Shared     1   (a) Sole
Inc.
WebMD Health Corp.                  COMMON STOCK   94770V102    2,710,041     60,465   SH       (a) Sole           (a) Sole
WebMD Health Corp.                  COMMON STOCK   94770V102      241,804      5,395   SH       (b) Shared     1   (a) Sole
Western Gas Resources, Inc.         COMMON STOCK   958259103   27,004,320    451,200   SH       (a) Sole           (a) Sole
Western Gas Resources, Inc.         COMMON STOCK   958259103    2,920,680     48,800   SH       (b) Shared     1   (a) Sole


ITEM 1                                  ITEM 2       ITEM 3   ITEM 4           ITEM 5            ITEM 6    ITEM 7       ITEM 8
--------------------------------        ------       ------   ------           ------            ------    ------       ------
                                                               FAIR                                                 VOTING AUTHORITY
                                      TITLE OF                MARKET    SHRS OR     SH/  PUT/  INVESTMENT  OTHER    ----------------
 NAME OF ISSUER                        CLASS        CUSIP      VALUE     PRN AMT    PRN  CALL  DISCRETION  MANAGER  SOLE  SHARE NONE
PagesJaunes SA                      COMMON STOCK   B01N3F3     13,140,591    418,481   SH       (a) Sole           (a) Sole
PagesJaunes SA                      COMMON STOCK   B01N3F3      1,649,321     52,525   SH       (b) Shared     1   (a) Sole
Millicom International Cellular     COMMON STOCK   L6388F110   22,473,131    494,676   SH       (a) Sole           (a) Sole
 S.A.
Millicom International Cellular     COMMON STOCK   L6388F110    2,910,337     64,062   SH       (b) Shared     1   (a) Sole
 S.A.
Kerzner International Limited       COMMON STOCK   P6065Y107   35,850,416    452,200   SH       (a) Sole           (a) Sole
Kerzner International Limited       COMMON STOCK   P6065Y107    3,290,120     41,500   SH       (b) Shared     1   (a) Sole


FIXED INCOME
CORPORATE BONDS
Adelphia Communications             CORPORATE      006848BE4    4,709,340  8,262,000   PRN      (a) Sole           (a) Sole
senior note                         BONDS
9.375% Due 11-15-09
Adelphia Communications             CORPORATE      006848BE4      249,660    438,000   PRN      (b) Shared     1   (a) Sole
senior note                         BONDS
9.375% Due 11-15-09
Adelphia Communications             CORPORATE      006848BG9      207,937 27,725,000   PRN      (a) Sole           (a) Sole
convertible note                    BONDS
6.000% Due 02-15-26
Adelphia Communications             CORPORATE      006848BG9       35,250  4,700,000   PRN      (b) Shared     1   (a) Sole
convertible note                    BONDS
6.000% Due 02-15-26
Adelphia Communications             CORPORATE      006848BH7      199,372 26,583,000   PRN      (a) Sole           (a) Sole
convertible note                    BONDS
3.250% Due 05-01-21
Adelphia Communications             CORPORATE      006848BJ3    7,895,540 13,613,000   PRN      (a) Sole           (a) Sole
senior note                         BONDS
10.250% Due 06-15-11
Adelphia Communications             CORPORATE      006848BJ3    2,248,080  3,876,000   PRN      (b) Shared     1   (a) Sole
senior note                         BONDS
10.250% Due 06-15-11
Brookstone, Inc. secured note       CORPORATE      114535AA5    8,975,000 10,000,000   PRN      (a) Sole           (a) Sole
                                    BONDS
12.000% Due 10-15-12
Century senior note                 CORPORATE      156503AG9      -75,750    -75,000   PRN      (a) Sole           (a) Sole
                                    BONDS
9.500% Due 03-01-15
Century senior note                 CORPORATE      156503AG9   -2,449,250 -2,425,000   PRN      (b) Shared     1   (a) Sole
                                    BONDS
9.500% Due 03-01-15
Toys R US note                      CORPORATE      892335AK6    8,101,450 10,255,000   PRN      (a) Sole           (a) Sole
                                    BONDS
7.875% Due 04-15-13
Toys R US note                      CORPORATE      892335AK6      983,550  1,245,000   PRN      (b) Shared     1   (a) Sole
                                    BONDS
7.875% Due 04-15-13

PUTS
Comcast Jul.32 1/2 put              PUTS           cqk.sz          74,250      1,650   PUT    (a) Sole           (a) Sole
Verizon Communications              PUTS           vz.sh        2,553,000      3,700   PUT    (a) Sole           (a) Sole
July 40 put
Utilities Selct Sctr SPDR           PUTS           xlu.si       1,082,250      3,900   PUT    (a) Sole           (a) Sole
July.35 put (CEG
Utilities Selct Sctr SPDR           PUTS           xlu.si         564,435      2,034   PUT    (a) Sole           (a) Sole
Jul.35 put (PEG
AMEX Natural Gas Index              PUTS           xnz.sj         753,006        246   PUT    (a) Sole           (a) Sole
Jul.450 put (KMI)
AMEX Natural Gas Index              PUTS           xnz.sj         153,050         50   PUT    (a) Sole           (a) Sole
Jul.450 put (KMG)
AMEX Natural Gas Index              PUTS           xnz.sj          82,647         27   PUT    (a) Sole           (a) Sole
Jul.450 put (WGR)
AMEX Natural Gas Index              PUTS           xnz.sj         104,074         34   PUT    (b) Shared     1   (a) Sole
Jul.450 put (KMI)
AMEX Natural Gas Index              PUTS           xnz.sj          12,244          4   PUT    (b) Shared     1   (a) Sole
Jul.450 put (KMG)
AMEX Natural Gas Index              PUTS           xnz.sj           9,183          3   PUT    (b) Shared     1   (a) Sole
Jul.450 put (WGR)

TOTAL                                                      1,158,743,048